Loan Receivable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan receivables from related parties	$ 89,353	$ 33,555
Interest income	0	1,544
Loans receivable, current	110,910	23,588
Finance agreement with FKS, solar power project, Ariztia
Loan receivables from related parties				$ 220,000
Finance agreement with FKS, solar power project, Guanare
Loan receivables from related parties			$ 73,000
Interest income		1,544
Advance to Columbia Capital
Loan receivables from related parties		$ 33,555
Loans receivable, current	25,708
Kbrdige Resources Development Loan
Loan receivables from related parties	89,353
Loans receivable, current	$ 85,202